Deconsolidation of Teekay Offshore - Schedule of Deconsolidation (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 25, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Carrying value of the non-controlling interest in Altera				$ 881,830
Loss on deconsolidation of Altera		$ 0	$ (7,070)	$ (104,788)
Teekay Offshore
Noncontrolling Interest [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates	$ 139,693
Fair value of vessel charters with Altera (notes 6 and 7)	14,812
Carrying value of the non-controlling interest in Altera	1,138,275
Subtotal	1,479,508
Carrying value of Altera's net assets on deconsolidation	(1,584,296)
Loss on deconsolidation of Altera	(104,788)
Teekay Offshore | Stock Purchase Warrants
Noncontrolling Interest [Line Items]
Fair value of warrants (note 16)	36,596
Teekay Offshore | General Partner
Noncontrolling Interest [Line Items]
Fair value of common units and general partner interest of Altera	$ 150,132